Stockholders’ Equity - Schedule of Stock Option Activity (Details) - Stock Option Plan [Member] - DiamiR Biosciences Corp. [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares		12 Months Ended
	May 31, 2023	May 31, 2025	May 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number, Granted			153,000
Weighted Average Exercise Price, Granted			$ 0.01
Number, Exercised
Weighted Average Exercise Price, Exercised
Number, Expired or forfeited			(198,500)
Weighted Average Exercise Price, Expired or forfeited			$ 4.95
Number of share options, Outstanding, Ending	557,450	511,950	511,950
Weighted average exercise price, Outstanding, Ending	$ 6.04	$ 4.66	$ 4.66
Remaining contractual term in years, Outstanding, Ending		5 years 6 months
Number, Exercisable, Balance		263,450
Weighted Average Exercise Price, Exercisable, Balance		$ 4.96
Weighted Average Remaining Life, Exercisable, Balance		4 years